Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: May 11, 2018

DATES
Collection Period	43
Collection Period Beginning Date	4/01/2018
Collection Period Ending Date	4/30/2018
Payment Date	5/15/2018
LIBOR Determination Date	4/12/2018
LIBOR Rate	1.897%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	0.0%	$0.00	$0.00	$0.00
Class A-4 Notes	0.0%	$59,664,900.53	$59,664,900.53	$0.00

Total Securities	0.0%	$59,664,900.53	$59,664,900.53	$0.00

Overcollateralization		$46,876,128.79	($50,909,045.37)	$97,785,174.16
Reserve Account Balance		$2,604,229.38	$0.00	$2,604,229.38

Net Pool Balance	9.4%	$106,541,029.32	$8,755,855.16	$97,785,174.16
Final Pool Balance Following Optional Redemption	0.0%	$97,785,174.16	$97,785,174.16	$0.00

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	0.210%	$0.00	$0.00
Class A-2-A Notes	0.570%	$0.00	$0.00
Class A-2-B Notes	2.127%	$0.00	$0.00
Class A-3 Notes	0.960%	$0.00	$0.00
Class A-4 Notes	1.470%	$59,664,900.53	$73,089.50

		$59,664,900.53	$73,089.50

II. AVAILABLE FUNDS

Interest Collections	$347,608.09
Principal Collections (Including Repurchases)	$8,680,031.13
Liquidation Proceeds	$113,392.01
Liquidation Expenses*	$12,123.53
Optional Purchase Price Proceeds	$97,961,068.25
Investment Earnings (Collections Acct. remitted to servicer)	$19,142.48
Investment Earnings (Reserve Acct. remitted to servicer)	$6,267.10

Total Collections	$107,115,385.53
Reserve Account Draw Amount	$2,604,229.38

Total Available Funds	$109,719,614.91

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$114,193.77	$114,193.77	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00
Class A-4 Notes	$73,089.50	$73,089.50	$0.00
First Allocation of Principal	$59,664,900.53	$59,664,900.53	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$49,867,431.11	$49,867,431.11	$0.00

	$109,719,614.91	$109,719,614.91	$0.00

Principal Payment:
First Allocation of Principal	$59,664,900.53
Regular Principal Distribution Amount	$0.00

Total	$59,664,900.53

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: May 11, 2018

IV. POOL INFORMATION

Pool Balance	$97,785,174.16
Number of Receivables Outstanding	17,470
Weighted Average Contract Rate	3.848%
Weighted Average Remaining Term (mos)	21.02

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,604,229.38
Initial Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Beginning Period Overcollateralization Amount	$46,876,128.79
Ending Period Overcollateralization Amount	$46,876,128.79

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,604,229.38
Beginning Reserve Account Balance	$2,604,229.38
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	($2,604,229.38)

Ending Reserve Account Balance	$0.00

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$13,779.80
Realized Losses for Collection Period	$15,266.49
CHG Off Recoveries for Collection Period	$52,834.47

Net Gain for Collection Period	($37,567.98)
Net Gain as % of Ending Pool Balance	(0.038%)
Net Gain % for 1 Period Prior	(0.052%)
Net Loss % for 2 Periods Prior	0.050%
Net Gain % for 3 Periods Prior	(0.011%)

Four-month Average Net Gain %	(0.013%)

Cumulative Losses (net of recoveries) for All Collection Periods	$2,843,739.77
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.273%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	144	$1,020,430.76
As % of Ending Pool Balance		1.044%
Receivables 60 - 89 Days Delinquent	37	$329,304.68
As % of Ending Pool Balance		0.337%
Receivables 90 - 119 Days Delinquent	17	$128,889.82
As % of Ending Pool Balance		0.132%
Receivables 120 - 150 Days Delinquent	6	$47,451.93
As % of Ending Pool Balance		0.049%
Receivables 150+ Days Delinquent	7	$50,013.50
As % of Ending Pool Balance		0.051%
Total Repossession	2	$18,957.38
Total Repossessions Life-to-Date	468	$6,054,679.54

Total 30+ Day Delinquencies	211	$1,576,090.69
As % of Ending Pool Balance		1.612%
Total 30+ Day Delinquency % 1 Period Prior		1.649%
Total 30+ Day Delinquency % 2 Periods Prior		1.429%
Total 30+ Day Delinquency % 3 Periods Prior		1.658%

Four-month Average Total 30+ Day Delinquency %		1.587%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).